Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Purchase of business, cash acquired	$ 12,210
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Purchase of business, cash acquired		$ 2,499